Other Current assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Assets [Abstract]
Other Current Assets
	December 31,
	2016	2017
Inventories	$3,446	$7,790
Insurance claims (Note 14)	1,071	3,044
Other	29	1,445
Other current assets	$4,546	$12,279